EARNINGS (LOSS) PER SHARE ("EPS") (Tables)	12 Months Ended
Dec. 31, 2015
EARNINGS (LOSS) PER SHARE ("EPS")[Abstract]
Schedule of Earnings per Share
	Year ended December 31,
	2015	2014	2013
Numerator for EPS:
Net income from continuing operations	$5,849	$1,432	$5,231
Net loss from discontinued operations, net of tax	-	-	(2,429)
Denominator for EPS:
Weighted average shares outstanding – basic	8,808,344	8,805,495	8,799,237
Dilutive shares	2,345	21,047	9,683
Weighted average shares outstanding – diluted	8,810,689	8,826,542	8,808,920
EPS attributable to controlling interest:
Basic and diluted
Net income from continuing operations	$0.66	$0.16	$0.60
Loss from discontinued operations	$-	$-	$(0.28)